Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Summary of operating lease, future minimum rental payments ASC840

Years ending December 31	Operating Leases
2019	$1,997,564
2020	1,371,444
2021	1,084,566
2022	859,184
2023	490,514
Thereafter	—
Total	$5,803,272

Summary of Company's enforceable and legally binding royalty obligations

Royalty Obligations
Less than 1 year	$1,375,000
1 to 3 years	3,188,000
3 to 5 years	3,000,000
More than 5 years	1,083,000
Total	$8,646,000

Summary of Company's enforceable and legally binding purchase obligations

Purchase Obligations
Less than 1 year	$4,000,000
1 to 3 years	—
3 to 5 years	—
Total	$4,000,000